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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: SEPTEMBER 30, 2007

Check here if amendment |_| Amendment Number |_|
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager filing this report:

Name:                 STATE STREET GLOBAL ADVISORS CAPITAL MANAGEMENT TRUST
                      COMPANY, LLC
Address:              STATE STREET FINANCIAL CENTER
                      ONE LINCOLN STREET
                      BOSTON, MASSACHUSETTS 02111
Form 13F File Number: 28-12575

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of the reporting manager:

Name:      JAYNE K. DONAHUE
Title      EXECUTIVE VICE PRESIDENT & CHIEF COMPLIANCE OFFICER
Telephone: 617-664-6426

Signature, Place, and Date of Signing:


/s/ JAYNE K. DONAHUE           Boston, Massachusetts           November 12, 2007
--------------------           ---------------------           -----------------
      [Signature]                   [City, State]                    [Date]

Report Type (Check only one):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|X| 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
(if there are no entries in this list, omit this section.)

FILE NUMBER   NAME
--------------------------------------
28-00399      State Street Corporation